American Funds College Target Date Series®
American Funds College 2036 FundSM
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 17%	Shares	Value (000)
The Growth Fund of America, Class R-6	529,176	$ 26,808
EuroPacific Growth Fund, Class R-6	355,543	18,623
		45,431
Growth-and-income funds 61%
Capital World Growth and Income Fund, Class R-6	935,273	45,576
Fundamental Investors, Class R-6	762,648	45,576
The Investment Company of America, Class R-6	1,049,796	40,375
International Growth and Income Fund, Class R-6	970,049	32,099
		163,626
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	506,034	16,537
Fixed income funds 16%
U.S. Government Securities Fund, Class R-6	2,181,430	30,300
Capital World Bond Fund, Class R-6	670,915	13,573
		43,873
Total investment securities 100% (cost: $265,225,000)		269,467
Other assets less liabilities 0%		(40)
Net assets 100%		$269,427
American Funds College Target Date Series — American Funds College 2036 Fund — Page 1 of 8

American Funds College 2033 Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 12%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,129,995	$ 107,906
EuroPacific Growth Fund, Class R-6	481,680	25,230
		133,136
Growth-and-income funds 49%
The Investment Company of America, Class R-6	4,222,013	162,379
Capital World Growth and Income Fund, Class R-6	2,718,962	132,495
International Growth and Income Fund, Class R-6	3,230,566	106,899
Fundamental Investors, Class R-6	1,290,178	77,101
Washington Mutual Investors Fund, Class R-6	1,231,291	56,984
		535,858
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,278,638	107,146
Fixed income funds 29%
U.S. Government Securities Fund, Class R-6	11,757,140	163,307
The Bond Fund of America, Class R-6	7,585,361	99,596
Capital World Bond Fund, Class R-6	2,664,911	53,911
		316,814
Total investment securities 100% (cost: $1,054,792,000)		1,092,954
Other assets less liabilities 0%		(433)
Net assets 100%		$1,092,521
American Funds College Target Date Series — American Funds College 2033 Fund — Page 2 of 8

American Funds College 2030 Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,683,608	$ 85,292
Growth-and-income funds 42%
Washington Mutual Investors Fund, Class R-6	4,914,649	227,450
International Growth and Income Fund, Class R-6	5,374,485	177,842
American Mutual Fund, Class R-6	3,367,360	141,395
The Investment Company of America, Class R-6	3,334,007	128,226
Capital World Growth and Income Fund, Class R-6	1,740,598	84,819
		759,732
Equity-income and Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	6,894,212	225,303
Fixed income funds 41%
The Bond Fund of America, Class R-6	28,327,365	371,939
U.S. Government Securities Fund, Class R-6	15,879,597	220,568
American Funds Mortgage Fund, Class R-6	9,800,104	99,275
Capital World Bond Fund, Class R-6	2,077,290	42,023
		733,805
Total investment securities 100% (cost: $1,743,838,000)		1,804,132
Other assets less liabilities 0%		(762)
Net assets 100%		$1,803,370
American Funds College Target Date Series — American Funds College 2030 Fund — Page 3 of 8

American Funds College 2027 Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 29%	Shares	Value (000)
American Mutual Fund, Class R-6	6,681,070	$ 280,538
Washington Mutual Investors Fund, Class R-6	2,457,189	113,719
International Growth and Income Fund, Class R-6	2,267,092	75,018
		469,275
Equity-income and Balanced funds 17%
The Income Fund of America, Class R-6	7,385,831	166,772
American Funds Global Balanced Fund, Class R-6	3,435,570	112,274
		279,046
Fixed income funds 54%
The Bond Fund of America, Class R-6	30,212,313	396,688
American Funds Mortgage Fund, Class R-6	24,602,618	249,224
Intermediate Bond Fund of America, Class R-6	10,163,217	137,407
U.S. Government Securities Fund, Class R-6	5,406,614	75,098
		858,417
Total investment securities 100% (cost: $1,560,332,000)		1,606,738
Other assets less liabilities 0%		(656)
Net assets 100%		$1,606,082
American Funds College Target Date Series — American Funds College 2027 Fund — Page 4 of 8

American Funds College 2024 Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	7,270,890	$ 305,305
Equity-income and Balanced funds 15%
The Income Fund of America, Class R-6	13,282,452	299,918
Fixed income funds 69%
Intermediate Bond Fund of America, Class R-6	37,533,039	507,446
American Funds Mortgage Fund, Class R-6	42,454,606	430,065
The Bond Fund of America, Class R-6	32,362,854	424,924
		1,362,435
Total investment securities 100% (cost: $1,909,874,000)		1,967,658
Other assets less liabilities 0%		(841)
Net assets 100%		$1,966,817
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2019 (000)
Fixed income funds 22%
American Funds Mortgage Fund, Class R-6	35,267,193	7,187,413	—	42,454,606	$—	$16,014	$7,756	$430,065
American Funds College Target Date Series — American Funds College 2024 Fund — Page 5 of 8

American Funds College 2021 Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	2,497,921	$ 104,888
Equity-income and Balanced funds 6%
The Income Fund of America, Class R-6	4,645,741	104,901
Fixed income funds 89%
Intermediate Bond Fund of America, Class R-6	49,013,621	662,664
American Funds Mortgage Fund, Class R-6	51,353,087	520,207
Short-Term Bond Fund of America, Class R-6	34,587,232	343,797
The Bond Fund of America, Class R-6	16,254,395	213,420
		1,740,088
Total investment securities 100% (cost: $1,937,356,000)		1,949,877
Other assets less liabilities 0%		(918)
Net assets 100%		$1,948,959
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2019 (000)
Fixed income funds 27%
American Funds Mortgage Fund, Class R-6	44,831,036	6,522,051	—	51,353,087	$—	$19,553	$9,528	$520,207
American Funds College Target Date Series — American Funds College 2021 Fund — Page 6 of 8

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2019
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	30,418,138	$ 411,253
Short-Term Bond Fund of America, Class R-6	41,373,563	411,253
American Funds Mortgage Fund, Class R-6	34,797,903	352,503
		1,175,009
Total investment securities 100% (cost: $1,183,234,000)		1,175,009
Other assets less liabilities 0%		(655)
Net assets 100%		$1,174,354
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2019 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	44,674,668	1,974,045	5,275,150	41,373,563	$ (366)	$ 7,167	$ 6,982	$ 411,253
American Funds Mortgage Fund, Class R-6	38,531,015	1,432,506	5,165,618	34,797,903	(538)	15,913	7,195	352,503
Total 65%					$(904)	$23,080	$14,177	$763,756
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2019, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-800-0919O-S73208	American Funds College Target Date Series — Page 8 of 8